Offerings - Offering: 1	Apr. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000001
Amount Registered | shares	12,493,967
Proposed Maximum Offering Price per Unit	43.94
Maximum Aggregate Offering Price	$ 548,984,909.98
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,049.59
Offering Note
(1)	Represents securities registered for resale by the selling stockholders identified in the registration statement.
(2)
Consist of shares of the registrant’s Class A common stock, par value $0.000001 per share (“Class A common stock”), that are being registered for offer and resale by the selling stockholders named in this registration statement and related prospectus, of which: (i) up to 10,093,670 shares of Class A common stock are issuable to Tumbleweed Royalty IV, LLC (“TWR IV”) upon exercise by TWR IV of certain exchange rights described in this registration statement and related prospectus with respect to up to 10,093,670 units representing limited liability company interests (“OpCo Units”) in the registrant’s operating subsidiary Viper Energy Partners LLC and, if applicable, TWR IV’s option to acquire the same number of shares of the registrant’s Class B common stock, par value $0.000001 per share (“Class B common stock”); and (ii) up to 2,400,297 shares of Class A common stock are issuable to certain affiliate designees of Morita Ranches Minerals, LLC upon exercise by such designees of certain exchange rights described in this registration statement and related prospectus with respect to up to 2,400,297 OpCo Units and the same number of shares of Class B common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Class A common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based upon the average of the high and low prices of the Class A common stock, as reported on The Nasdaq Global Select Market on March 28, 2025.